SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Accounts Receivable (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Allowance for credit losses	$ 1,712	$ 706
Accounts receivable written off	$ 1,500	$ 221